Goodwill	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Goodwill

13. GOODWILL

In 2012, for the reporting units of the MMOG business, the Web game business, the online advertising business and the cinema advertising business, the Company qualitatively assessed whether it is more likely than not that the fair values of these reporting units were less than their carrying amounts. The MMOG business and the Web game business are aggregated and presented as the online game business reporting unit.

The changes in the carrying value of goodwill are as follows:

	Online Game (in thousands)	Online Advertising (in thousands)	Others (in thousands)	Total (in thousands)
Balance as of December 31, 2011
Goodwill	$116,731	$17,885	$5,201	$139,817
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$116,731	$17,885	$—	$134,616

Transactions in 2012
Foreign exchange	$261	$44	$—	$305
Balance as of December 31, 2012
Goodwill	$116,992	$17,929	$5,201	$140,122
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$116,992	$17,929	$—	$134,921

For the qualitative analysis performed for the MMOG business, the Web game business and the online advertising business, the Company took into consideration all the events and circumstances listed in ASC350, Intangibles—Goodwill and Other, in addition to other entity specific factors. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test for the MMOG business, the Web game business and the online advertising business.

After completing its annual impairment reviews for each reporting unit on an annual basis as of October 1, 2012, the Company concluded that goodwill was not impaired.